CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Voting Preferred Stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 265	$ 46,871	$ 4,742,308	$ (5,687,999)	$ (898,555)
Balance, Shares at Dec. 31, 2016	264,894	46,870,962
Proceeds received pursuant to Private Placement Memorandum, net of offering costs		$ 13,466	2,448,264		2,461,730
Proceeds received pursuant to Private Placement Memorandum, Shares		13,466,420
Common stock issued to settle legal matter
Net Loss				(1,557,405)	(1,557,405)
Balance at Dec. 31, 2017	$ 265	$ 60,337	7,190,572	(7,245,404)	5,770
Balance, Shares at Dec. 31, 2017	264,894	60,337,382
Proceeds received pursuant to Private Placement Memorandum, net of offering costs		$ 2,144	638,467		640,611
Proceeds received pursuant to Private Placement Memorandum, Shares		2,144,163
Common stock issued for services		$ 865	518,135		519,000
Common stock issued for services, Shares		865,000
Net Loss				(1,011,863)	(1,011,863)
Balance at Mar. 31, 2018	$ 265	$ 63,346	8,347,174	(8,257,267)	153,518
Balance, Shares at Mar. 31, 2018	264,894	63,346,545
Balance at Dec. 31, 2017	$ 265	$ 60,337	7,190,572	(7,245,404)	5,770
Balance, Shares at Dec. 31, 2017	264,894	60,337,382
Common stock issued to settle legal matter
Net Loss					(1,627,927)
Balance at Jun. 30, 2018	$ 265	$ 65,596	9,409,893	(8,873,331)	602,423
Balance, Shares at Jun. 30, 2018	264,894	65,596,954
Balance at Dec. 31, 2017	$ 265	$ 60,337	7,190,572	(7,245,404)	5,770
Balance, Shares at Dec. 31, 2017	264,894	60,337,382
Proceeds received pursuant to Private Placement Memorandum, net of offering costs		$ 7,632	2,509,223		2,516,855
Proceeds received pursuant to Private Placement Memorandum, Shares		7,632,231
Common stock issued for services		$ 1,663	996,102		997,765
Common stock issued for services, Shares		1,662,941
Common stock issued to settle legal matter		$ 10	5,990		6,000
Common stock issued to settle legal matter, Shares		10,000
Net Loss				(2,983,429)	(2,983,429)
Balance at Dec. 31, 2018	$ 265	$ 69,642	10,701,887	(10,228,833)	542,961
Balance, Shares at Dec. 31, 2018	264,894	69,642,554
Balance at Mar. 31, 2018	$ 265	$ 63,346	8,347,174	(8,257,267)	153,518
Balance, Shares at Mar. 31, 2018	264,894	63,346,545
Proceeds received pursuant to Private Placement Memorandum, net of offering costs		$ 1,917	863,052		864,969
Proceeds received pursuant to Private Placement Memorandum, Shares		1,917,076
Common stock issued for services		$ 333	199,667		200,000
Common stock issued for services, Shares		333,333
Net Loss				(616,064)	(616,064)
Balance at Jun. 30, 2018	$ 265	$ 65,596	9,409,893	(8,873,331)	602,423
Balance, Shares at Jun. 30, 2018	264,894	65,596,954
Balance at Dec. 31, 2018	$ 265	$ 69,642	10,701,887	(10,228,833)	542,961
Balance, Shares at Dec. 31, 2018	264,894	69,642,554
Proceeds received pursuant to Private Placement Memorandum, net of offering costs		$ 2,351	605,523		607,874
Proceeds received pursuant to Private Placement Memorandum, Shares		2,351,000
Common stock issued for services		$ 240	124,760		125,000
Common stock issued for services, Shares		240,000
Net Loss				(744,398)	(744,398)
Balance at Mar. 31, 2019	$ 265	$ 72,233	11,432,170	(10,973,231)	531,437
Balance, Shares at Mar. 31, 2019	264,894	72,233,554
Balance at Dec. 31, 2018	$ 265	$ 69,642	10,701,887	(10,228,833)	542,961
Balance, Shares at Dec. 31, 2018	264,894	69,642,554
Common stock issued to settle legal matter
Net Loss					(1,414,763)
Balance at Jun. 30, 2019	$ 265	$ 73,705	11,822,325	(11,643,596)	252,699
Balance, Shares at Jun. 30, 2019	264,894	73,705,054
Balance at Mar. 31, 2019	$ 265	$ 72,233	11,432,170	(10,973,231)	531,437
Balance, Shares at Mar. 31, 2019	264,894	72,233,554
Proceeds received pursuant to Private Placement Memorandum, net of offering costs		$ 1,472	390,155		391,627
Proceeds received pursuant to Private Placement Memorandum, Shares		1,471,500
Net Loss				(670,365)	(670,365)
Balance at Jun. 30, 2019	$ 265	$ 73,705	$ 11,822,325	$ (11,643,596)	$ 252,699
Balance, Shares at Jun. 30, 2019	264,894	73,705,054